Application of New Amended and Revised Standards and Interpretations	6 Months Ended
Jun. 30, 2022
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Amended and Revised Standards and Interpretations
3.	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS

a.	Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current reporting period .
The Company has applied the amendments to IFRSs including
Amendments to IFRS 3 “
Reference to the Conceptual Framework
”, Annual Improvements to IFRS Standards 2018 – 2020 including IFRS 9 “
Fees in ‘10 Percent Test
’”, IFRS 16 “
Lease Incentives
”, and IAS 41 “
Taxation in fair value measurement
” which were issued by the IASB on or before April 30, 2022 effective for annual periods that began on or after January 1, 2022. The
 application of these amendments has had no significant impact on the disclosures or amounts recognized in the Company’s condensed consolidated financial statements.
b.	New and revised IFRSs issued but not yet effective
Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New IFRSs	Effective Date Announced by IASB (Note 1)
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023 (Note 2)
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IFRS 17	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2 “Disclosure of Accounting Policies”	To be determined by IASB
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023

Note 1:	Unless stated otherwise, the above New IFRSs are effective for annual reporting periods beginning on or after their respective effective dates.

Note 2:
The effective date of Amendments to IAS 1 was deferred to January 1, 2023 from originally January 1, 2022. In November 2021, the IASB published the Exposure Draft: Non-current liabilities with Covenants (Proposed amendments to IAS 1) to propose further changes to requirements for classifying as current or non-current and to defer the effective date to no earlier than January 1, 2024.

As of the date the condensed consolidated financial statements were authorized for issue, the Company is continuously assessing the possible impact that the application of other standards and interpretations will have on the Company’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.